Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table (SCT) Total Compensation for CEO(1)	Compensation Actually Paid to CEO(1),(2),(4)	Average SCT Total Compensation for Other NEOs(1)	Average Compensation Actually Paid to Other NEOs(1),(3),(4)	Cumulative TSR	Peer Group Cumulative TSR(5)	Post-Tax Net Income (In thousands)	Normalized Earnings Per Share(6)
2022	$12,736,183	$14,191,951	$3,528,998	$4,193,758	$157.70	$116.00	$565,338	$3.85
2021	11,708,035	29,259,594	3,229,308	6,124,408	159.40	155.30	802,939	4.53
2020	11,529,920	13,218,050	2,920,816	3,233,364	108.60	109.00	515,907	2.86
(1)Thomas L. Ryan was our CEO for each year presented, and Eric D. Tanzberger, Sumner J. Waring, III, Steven A. Tidwell and Gregory T. Sangalis were the individuals comprising the Other NEOs for each year presented.
(2)To calculate the amounts in the "Compensation Actually Paid to CEO" column in the table above, the following amounts were deducted from and added to (as applicable) our CEO's "Total" compensation as reported in the SCT:

Compensation Actually Paid to CEO	2022	2021	2020
Total Compensation as Reported in SCT	$12,736,183	$11,708,035	$11,529,920
Pension and Equity Values Reported in SCT	(6,879,013)	(6,021,236)	(7,318,678)
Fair Value of Equity Compensation Granted in Current Year - Value at Year End	9,821,155	12,367,931	6,744,257
Dividends Paid on Unvested Restricted Share Awards	77,588	73,011	69,654
Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year	2,187,970	10,527,347	1,233,016
Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year	(3,751,932)	604,506	959,881
Compensation Actually Paid to CEO	$14,191,951	$29,259,594	$13,218,050
(3)To calculate the amounts in the "Average Compensation Actually Paid to Other NEOs" column in the table above, the following amounts were deducted from and added to (as applicable) our Other NEOs "Total" compensation as reported in the SCT for that year:

Average Compensation Actually Paid to Other NEOs	2022	2021	2020
Total Compensation as Reported in SCT	$3,528,998	$3,229,308	$2,920,816
Pension and Equity Values Reported in SCT	(1,317,879)	(1,154,731)	(1,373,938)
Fair Value of Equity Compensation Granted in Current Year - Value at Year End	1,900,629	2,013,352	1,267,017
Dividends Paid on Unvested Restricted Share Awards	14,891	13,840	12,994
Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year	772,621	1,972,241	228,765
Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year	(705,502)	50,398	177,710
Average Compensation Actually Paid to Other NEOs	$4,193,758	$6,124,408	$3,233,364
(4)The weighted average key assumptions utilized to determine the equity awards adjustments in the Compensation Actually Paid tables above were as follows:

Weighted Average Assumptions	2022	2021	2020
Dividend Yield	1.6%	1.7%	1.7%
Expected Volatility	26.2%	24.2%	21.8%
Risk-Free Interest Rate	2.9%	0.4%	0.8%
Expected Holding Period (Years)	2.1	2.1	2.1
Market Price of Stock	$63.95	$60.74	$48.93
Exercise Price	$50.53	$45.67	$40.06
(5)The Peer Group Cumulative TSR set forth in this table utilizes a custom group of peer companies (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The Peer Group comprises Carriage Services, Inc., Hillenbrand Inc., Matthews International Corp., and Park Lawn Corporation. TSR is determined based on the value of an initial fixed investment of  $100. Total return data assumes reinvestment of dividends.
(6)We believe normalized earnings per share drives the performance of the Company and enhances shareholder value. Normalized Earnings per Share is calculated by applying a targeted 24.2% effective tax rate to the Company’s calculation of its reported diluted earnings per share and further adjusting to exclude certain non-routine items as described in the Performance Measures section of the Compensation Discussion and Analysis (CD&A) on page 48. The following is the list of the metrics used by the Company to link the compensation of our NEOs to Company performance.

Named Executive Officers, Footnote [Text Block]	Thomas L. Ryan was our CEO for each year presented, and Eric D. Tanzberger, Sumner J. Waring, III, Steven A. Tidwell and Gregory T. Sangalis were the individuals comprising the Other NEOs for each year presented.
Peer Group Issuers, Footnote [Text Block]	The Peer Group Cumulative TSR set forth in this table utilizes a custom group of peer companies (the “Peer Group”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The Peer Group comprises Carriage Services, Inc., Hillenbrand Inc., Matthews International Corp., and Park Lawn Corporation. TSR is determined based on the value of an initial fixed investment of $100. Total return data assumes reinvestment of dividends.
PEO Total Compensation Amount	$ 12,736,183	$ 11,708,035	$ 11,529,920
PEO Actually Paid Compensation Amount	$ 14,191,951	29,259,594	13,218,050
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate the amounts in the "Compensation Actually Paid to CEO" column in the table above, the following amounts were deducted from and added to (as applicable) our CEO's "Total" compensation as reported in the SCT:

Compensation Actually Paid to CEO	2022	2021	2020
Total Compensation as Reported in SCT	$12,736,183	$11,708,035	$11,529,920
Pension and Equity Values Reported in SCT	(6,879,013)	(6,021,236)	(7,318,678)
Fair Value of Equity Compensation Granted in Current Year - Value at Year End	9,821,155	12,367,931	6,744,257
Dividends Paid on Unvested Restricted Share Awards	77,588	73,011	69,654
Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year	2,187,970	10,527,347	1,233,016
Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year	(3,751,932)	604,506	959,881
Compensation Actually Paid to CEO	$14,191,951	$29,259,594	$13,218,050

Non-PEO NEO Average Total Compensation Amount	$ 3,528,998	3,229,308	2,920,816
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,193,758	6,124,408	3,233,364
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	To calculate the amounts in the "Average Compensation Actually Paid to Other NEOs" column in the table above, the following amounts were deducted from and added to (as applicable) our Other NEOs "Total" compensation as reported in the SCT for that year:

Average Compensation Actually Paid to Other NEOs	2022	2021	2020
Total Compensation as Reported in SCT	$3,528,998	$3,229,308	$2,920,816
Pension and Equity Values Reported in SCT	(1,317,879)	(1,154,731)	(1,373,938)
Fair Value of Equity Compensation Granted in Current Year - Value at Year End	1,900,629	2,013,352	1,267,017
Dividends Paid on Unvested Restricted Share Awards	14,891	13,840	12,994
Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year	772,621	1,972,241	228,765
Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year	(705,502)	50,398	177,710
Average Compensation Actually Paid to Other NEOs	$4,193,758	$6,124,408	$3,233,364

Equity Valuation Assumption Difference, Footnote [Text Block]	The weighted average key assumptions utilized to determine the equity awards adjustments in the Compensation Actually Paid tables above were as follows:

Weighted Average Assumptions	2022	2021	2020
Dividend Yield	1.6%	1.7%	1.7%
Expected Volatility	26.2%	24.2%	21.8%
Risk-Free Interest Rate	2.9%	0.4%	0.8%
Expected Holding Period (Years)	2.1	2.1	2.1
Market Price of Stock	$63.95	$60.74	$48.93
Exercise Price	$50.53	$45.67	$40.06

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

¢	Compensation Actually Paid to CEO (in millions)
¢	Average Compensation Actually Paid to Other NEOs (in millions)
—	SCI TSR
—	Peer Group TSR

Compensation Actually Paid vs. Net Income [Text Block]

¢	Compensation Actually Paid to CEO (in millions)
¢	Average Compensation Actually Paid to Other NEOs (in millions)
—	Post-Tax Net Income (in millions)

Compensation Actually Paid vs. Company Selected Measure [Text Block]

¢	Compensation Actually Paid to CEO (in millions)
¢	Average Compensation Actually Paid to Other NEOs (in millions)
—	Normalized Earnings Per Share

Total Shareholder Return Amount	$ 157.70	159.40	108.60
Peer Group Total Shareholder Return Amount	116.00	155.30	109.00
Net Income (Loss)	$ 565,338,000	$ 802,939,000	$ 515,907,000
Company Selected Measure Amount	3.85	4.53	2.86
PEO Name	Thomas L. Ryan
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]	We believe normalized earnings per share drives the performance of the Company and enhances shareholder value. Normalized Earnings per Share is calculated by applying a targeted 24.2% effective tax rate to the Company’s calculation of its reported diluted earnings per share and further adjusting to exclude certain non-routine items as described in the Performance Measures section of the Compensation Discussion and Analysis (CD&A) on page 48. The following is the list of the metrics used by the Company to link the compensation of our NEOs to Company performance.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Normalized Earnings Per Share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Customer Satisfaction Ratings
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Normalized Free Cash Flow Per Share
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Comparable Preneed Production
Measure [Axis]: 7
Pay vs Performance Disclosure [Table]
Measure Name	Normalized Return on Equity
PEO [Member] | Pension and Equity Values Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (6,879,013)	$ (6,021,236)	$ (7,318,678)
PEO [Member] | Fair Value of Equity Compensation Granted in Current Year - Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,821,155	12,367,931	6,744,257
PEO [Member] | Dividends Paid on Unvested Restricted Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	77,588	73,011	69,654
PEO [Member] | Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,187,970	10,527,347	1,233,016
PEO [Member] | Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,751,932)	604,506	959,881
Non-PEO NEO [Member] | Pension and Equity Values Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,317,879)	(1,154,731)	(1,373,938)
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted in Current Year - Value at Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,900,629	2,013,352	1,267,017
Non-PEO NEO [Member] | Dividends Paid on Unvested Restricted Share Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	14,891	13,840	12,994
Non-PEO NEO [Member] | Change in the Fair Value of Awards Made in Prior Fiscal Years That Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	772,621	1,972,241	228,765
Non-PEO NEO [Member] | Change in the Fair Value of Awards Made in Prior Fiscal Years That Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (705,502)	$ 50,398	$ 177,710